Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consists of the following:

	Dec 31, 2024	Dec 31, 2023

Lawsuit provision	908,264	810,159
Expense accruals	753,701	408,432
Payroll liabilities	430,664	201,054
Unused vacation liability	297,904	217,692
Non-income-based taxes and funds payable	207,032	433,999
Severance pay provision	34,811	--
Customs tax provision	--	110,536
Other current liabilities	154,180	113,291
Total	2,786,556	2,295,163

The table below shows the lawsuit provision movement for the years ended December 31, 2024 and 2023.

	Dec 31, 2024	Dec 31, 2023
Opening	810,159	200,818
New provisions	256,456	1,059,510
Exchange rate effect	(128,092)	(236,879)
Payments	(30,259)	(213,290)
Ending balance	908,264	810,159